Employee Benefits - Summary of Expected Future Contribution and Estimated Future Benefit Payments (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2021 INR (₨)
Disclosure of defined benefit plans [abstract]
Expected contribution to the fund during the year ending March 31, 2022	₨ 1,787
Expected benefit payments from the fund for the year ending March 31, 2022	1,802
Expected benefit payments from the fund for the year ending March 31, 2023	1,417
Expected benefit payments from the fund for the year ending March 31, 2024	1,406
Expected benefit payments from the fund for the year ending March 31, 2025	1,385
Expected benefit payments from the fund for the year ending March 31, 2026	1,361
Thereafter	15,915
Total	₨ 23,286